Investment Objectives and Goals	Aug. 17, 2026
3A All World Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	3A ALL WORLD EQUITY ETF
Objective, Primary [Text Block]	The 3A All World Equity ETF (the “Fund”) seeks to achieve capital appreciation.
3A All World Equity ETF Class
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE